INCOME TAXES - (Loss) before provision for income taxes is attributable to the following geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
(Loss) before income tax	$ (78,359)	$ (16,724)	$ (28,081)
PRC
INCOME TAXES
(Loss) before income tax	(49,574)	(14,716)
Jurisdictions other than PRC
INCOME TAXES
(Loss) before income tax	$ (28,785)	$ (2,008)